-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: May 31, 2007

                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

6200 The Corners Parkway               Norcross, Georgia                 30092
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                                Jill W. Maggiore

 Wells Asset Management, Inc. 6200 The Corners Parkway Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (770) 449-7800
                                                    ----------------------------

Date of fiscal year end:  December 31, 2007
                          ------------------------------------

Date of reporting period: March 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

==============================================================================================================================
COMMON STOCKS - 99.6%                                                                       SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED - 8.0%
Colonial Properties Trust                                                                       55,521     $         2,535,644
Crescent Real Estate Equities Co.                                                              110,970               2,226,058
Extra Space Storage, Inc.                                                                       69,390               1,314,247
Liberty Property Trust                                                                         109,690               5,344,097
PS Business Parks, Inc.                                                                         19,190               1,353,279
Spirit Finance Corp.                                                                           129,530               1,929,997
Vornado Realty Trust                                                                           156,460              18,671,936
Washington Real Estate Investment Trust                                                         54,050               2,022,551
                                                                                                           -------------------
                                                                                                                    35,397,809
                                                                                                           -------------------
INDUSTRIAL - 7.3%
AMB Property Corp.                                                                             118,690               6,977,785
EastGroup Properties, Inc.                                                                      28,450               1,451,804
First Industrial Realty Trust, Inc.                                                             53,910               2,442,123
First Potomac Realty Trust                                                                      28,930                 826,530
Monmouth Real Estate Investment Corp. - Class A                                                 24,260                 209,121
ProLogis                                                                                       307,500              19,965,975
                                                                                                           -------------------
                                                                                                                    31,873,338
                                                                                                           -------------------
MORTGAGE - 2.4%
iStar Financial, Inc.                                                                          152,050               7,120,502
Thornburg Mortgage, Inc.                                                                       136,820               3,557,320
                                                                                                           -------------------
                                                                                                                    10,677,822
                                                                                                           -------------------
OFFICE - 15.0%
Alexandria Real Estate Equities, Inc.                                                           35,310               3,544,065
BioMed Realty Trust, Inc.                                                                       78,550               2,065,865
Boston Properties, Inc.                                                                        142,740              16,757,676
Brandywine Realty Trust                                                                        106,330               3,552,485
Corporate Office Properties Trust                                                               55,300               2,526,104
Cousins Properties, Inc.                                                                        47,990               1,576,952
Digital Realty Trust, Inc.                                                                      66,720               2,662,128
Duke Realty Corp.                                                                              164,230               7,139,078
Highwoods Properties, Inc.                                                                      67,490               2,665,180
HRPT Properties Trust                                                                          253,280               3,115,344
Kilroy Realty Corp.                                                                             39,240               2,893,950
Lexington Corporate Properties Trust                                                            84,280               1,780,836
Mack-Cali Realty Corp.                                                                          81,350               3,874,701
Parkway Properties, Inc.                                                                        17,860                 933,185
SL Green Realty Corp.                                                                           71,007               9,740,740
U-Store-It Trust                                                                                59,170               1,190,500
                                                                                                           -------------------
                                                                                                                    66,018,789
                                                                                                           -------------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 99.6% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL - 17.8%
Agree Realty Corp.                                                                               9,260     $           316,136
American Campus Communities, Inc.                                                               27,490                 832,672
American Land Lease, Inc.                                                                        8,120                 203,000
Apartment Investment & Management Co. - Class A                                                117,100               6,755,499
Archstone-Smith Trust                                                                          264,466              14,355,214
Associated Estates Realty Corp.                                                                 18,440                 259,820
AvalonBay Communities, Inc.                                                                     95,214              12,377,820
BRE Properties, Inc. - Class A                                                                  60,810               3,840,152
Camden Property Trust                                                                           68,155               4,791,978
Education Realty Trust                                                                          32,870                 485,819
Equity Lifestyle Properties, Inc.                                                               28,880               1,559,809
Equity Residential                                                                             352,840              17,017,473
Essex Property Trust, Inc.                                                                      29,050               3,761,394
Home Properties, Inc.                                                                           39,850               2,104,479
Mid-America Apartment Communities, Inc.                                                         30,400               1,710,304
Post Properties, Inc.                                                                           52,280               2,390,764
Sun Communities, Inc.                                                                           21,770                 675,305
UDR, Inc.                                                                                      162,660               4,980,649
                                                                                                           -------------------
                                                                                                                    78,418,287
                                                                                                           -------------------
RETAIL - 28.4%
Acadia Realty Trust                                                                             38,560               1,005,259
CBL & Associates Properties, Inc.                                                               78,650               3,526,666
Cedar Shopping Centers, Inc.                                                                    42,660                 691,092
Developers Diversified Realty Corp.                                                            152,142               9,569,732
Equity One, Inc.                                                                                45,110               1,195,415
Federal Realty Investment Trust                                                                 66,520               6,028,042
General Growth Properties, Inc.                                                                292,540              18,889,308
Glimcher Realty Trust                                                                           44,150               1,192,933
Inland Real Estate Corp.                                                                        78,123               1,432,776
Kimco Realty Corp.                                                                             271,270              13,221,700
Kite Realty Group Trust                                                                         34,610                 690,470
Macerich Co. (The)                                                                              86,340               7,974,362
National Retail Properties, Inc.                                                                78,330               1,894,803
New Plan Excel Realty Trust                                                                    124,200               4,102,326
Pennsylvania Real Estate Investment Trust                                                       44,480               1,971,798
Ramco-Gershenson Properties Trust                                                               19,910                 710,986
Realty Income Corp.                                                                            121,210               3,418,122
Regency Centers Corp.                                                                           83,040               6,937,992
Saul Centers, Inc.                                                                              13,510                 768,719
Simon Property Group, Inc.                                                                     265,920              29,583,600
Tanger Factory Outlet Centers, Inc.                                                             37,250               1,504,528
Taubman Centers, Inc.                                                                           63,080               3,658,009
Urstadt Biddle Properties, Inc. - Class A                                                       26,844                 525,069
Weingarten Realty Investors                                                                     90,665               4,312,027
                                                                                                           -------------------
                                                                                                                   124,805,734
                                                                                                           -------------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS -99.6% (CONTINUED)                                                            SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED - 20.7%
Diamondrock Hospitality Co.                                                                    113,450     $         2,155,550
Entertainment Properties Trust                                                                  31,750               1,912,937
Equity Inns, Inc.                                                                               66,050               1,081,899
FelCor Lodging Trust, Inc.                                                                      74,450               1,933,466
Health Care Property Investors, Inc.                                                           246,556               8,883,413
Healthcare Realty Trust, Inc.                                                                   57,393               2,140,759
Health Care REIT, Inc.                                                                          88,250               3,874,175
Highland Hospitality Corp.                                                                      73,700               1,311,860
Hospitality Properties Trust                                                                   112,610               5,270,148
Host Hotels & Resorts, Inc.                                                                    624,980              16,443,224
Innkeepers USA Trust                                                                            54,880                 893,446
LaSalle Hotel Properties                                                                        48,110               2,230,380
LTC Properties, Inc.                                                                            24,910                 645,418
Medical Properties Trust, Inc.                                                                  59,040                 867,298
National Health Investors, Inc.                                                                 28,310                 887,235
Nationwide Health Properties, Inc.                                                             106,010               3,313,873
Plum Creek Timber Co., Inc.                                                                    212,780               8,387,788
Potlatch Corp.                                                                                  46,670               2,136,552
Public Storage, Inc.                                                                           147,224              13,937,696
Rayonier, Inc.                                                                                  92,689               3,985,627
Senior Housing Properties Trust                                                                 89,300               2,134,270
Sovran Self Storage, Inc.                                                                       24,610               1,363,640
Strategic Hotels & Resorts, Inc.                                                                90,490               2,069,506
Sunstone Hotel Investors, Inc.                                                                  69,330               1,889,936
Universal Health Realty Income Trust                                                            14,144                 505,648
Winston Hotels, Inc.                                                                            35,030                 526,501
                                                                                                           -------------------
                                                                                                                    90,782,245
                                                                                                           -------------------

TOTAL COMMON STOCKS (Cost $299,691,897)                                                                    $       437,974,024
                                                                                                           -------------------

==============================================================================================================================
CASH EQUIVALENTS - 0.2%                                                                     SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------

First American Treasury Obligations Fund - Class A
(Cost $842,741)                                                                                842,741     $           842,741
                                                                                                           -------------------

TOTAL INVESTMENT SECURITIES - 99.8% (Cost $300,534,638)                                                    $       438,816,765

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                                                                         1,098,447
                                                                                                           -------------------

NET ASSETS - 100.0%                                                                                        $       439,915,212
                                                                                                           ===================

      See accompanying notes to portfolio of investments.

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

==============================================================================================================================
COMMON STOCKS - 94.5%                                                                       SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 9.5%
Abacus Property Group (a)                                                                        6,511     $            10,457
Babcock & Brown Japan Property Trust (a)                                                         5,675                   8,786
Bunnings Warehouse Property Trust (a)                                                            2,165                   3,779
Centro Properties Group (a)                                                                     10,809                  75,914
Centro Retail Group (a)                                                                          6,418                   8,669
CFS Retail Property Trust (a)                                                                   25,005                  44,801
Commonwealth Property Office Fund (a)                                                           20,270                  22,394
DB RREEF Trust (a)                                                                              35,622                  49,623
Galileo Shopping America Trust (a)                                                              11,366                  10,687
GPT Group (a)                                                                                   26,875                 107,157
ING Industrial Fund (a)                                                                         14,851                  28,286
ING Office Fund (a)                                                                             15,305                  19,396
ING Real Estate Community Living Group (a)                                                       2,579                   2,793
Investa Property Group (a)                                                                      19,086                  37,414
Macquarie CountryWide Trust (a)                                                                 15,621                  26,110
Macquarie DDR Trust (a)                                                                         10,529                  10,116
Macquarie Goodman Group (a)                                                                     18,925                 106,767
Macquarie Leisure Trust Group (a)                                                                2,469                   6,080
Macquarie Office Trust (a)                                                                      24,647                  30,151
Macquarie ProLogis Trust (a)                                                                     9,890                  10,023
Tishman Speyer Office Fund (a)                                                                   3,948                   7,934
Valad Property Group (a)                                                                        12,225                  20,117
Westfield Group (a)                                                                             21,902                 363,386
                                                                                                           -------------------
                                                                                                                     1,010,840
                                                                                                           -------------------
AUSTRIA - 2.4%
IMMOEAST AG (a) (b)                                                                              3,403                  50,842
Immofinanz Immobilien Anlagen AG (a) (b)                                                         5,895                  94,471
Meinl European Land Ltd. (a) (b)                                                                 3,948                 109,468
                                                                                                           -------------------
                                                                                                                       254,781
                                                                                                           -------------------
BELGIUM - 0.3%
Befimmo S.C.A. (a)                                                                                  93                  12,077
Cofinimmo (a)                                                                                      106                  22,017
                                                                                                           -------------------
                                                                                                                        34,094
                                                                                                           -------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
CANADA - 3.6%
Alexis Nihon Real Estate Investment Trust                                                          100     $             1,612
Boardwalk Real Estate Investment Trust                                                             338                  13,000
Brookfield Asset Management, Inc. - Class A                                                      5,140                 268,840
Calloway Real Estate Investment Trust                                                              607                  14,674
Canadian Apartment Properties Real Estate Investment Trust                                         300                   5,360
Canadian Real Estate Investment Trust                                                              384                  10,318
First Capital Realty, Inc.                                                                         309                   7,336
H&R Real Estate Invesmtent Trust                                                                   900                  19,207
Legacy Hotels Real Estate Investment Trust                                                         600                   7,047
Primaris Retail Real Estate Investment Trust                                                       300                   5,284
RioCan Real Estate Investment Trust                                                              1,332                  28,680
                                                                                                           -------------------
                                                                                                                       381,358
                                                                                                           -------------------
FRANCE - 3.1%
Fonciere des Regions (a)                                                                           214                  40,093
Gecina SA (a)                                                                                      167                  31,017
Klepierre (a)                                                                                      287                  55,366
Societe Immobiliere de Location pour l'Industrie et le Commerce (Silic) (a)                        140                  25,155
Unibail (a)                                                                                        589                 178,441
                                                                                                           -------------------
                                                                                                                       330,072
                                                                                                           -------------------
GERMANY - 0.5%
IVG Immobilien AG (a)                                                                            1,145                  54,782
                                                                                                           -------------------

HONG KONG - 4.2%
Champion Real Estate Investment Trust (a)                                                       16,000                   9,081
Chinese Estates Holdings Ltd. (a)                                                               16,000                  22,178
GZI Real Estate Investment Trust (a)                                                             6,000                   2,373
Hang Lung Group Ltd. (a)                                                                        12,000                  42,380
Hang Lung Properties Ltd. (a)                                                                   24,000                  66,623
Henderson Investment Ltd. (a)                                                                   13,000                  26,502
Henderson Land Development Co. Ltd. (a)                                                         10,000                  58,303
Hongkong Land Holdings Ltd.                                                                     16,000                  74,560
Hysan Development Co. Ltd. (a)                                                                   9,000                  24,363
Kerry Properties Ltd. (a)                                                                        5,500                  28,205
Link REIT (The) (a)                                                                             22,000                  52,775
Prosperity REIT (a)                                                                             10,000                   2,261
Wheelock and Co. Ltd. (a)                                                                       13,000                  29,160
Wheelock Properties Ltd. (a)                                                                     5,000                   5,279
                                                                                                           -------------------
                                                                                                                       444,043
                                                                                                           -------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
ITALY - 0.4%
Beni Stabili S.p.A. (a)                                                                         13,907     $            23,104
Pirelli & C. Real Estate S.p.A. (a)                                                                259                  19,596
                                                                                                           -------------------
                                                                                                                        42,700
                                                                                                           -------------------
JAPAN - 11.1%
AEON Mall Co. Ltd. (a)                                                                             800                  23,331
Creed Office Investment Corp. (a)                                                                    2                  12,313
DA Office Investment Corp.                                                                           1                   7,783
DAIBIRU CORP. (a)                                                                                  800                  11,377
Diamond City Co. Ltd. (a)                                                                          500                  11,270
Frontier Real Estate Investment Corp. (a)                                                            1                  10,340
Fukuoka REIT Corp. (a)                                                                               1                   9,243
Global One Real Estate Investment Co. Ltd. (a)                                                       1                  12,277
Hankyu REIT, Inc. (a)                                                                                1                   9,829
HEIWA REAL ESTATE CO. LTD. (a)                                                                   2,000                  13,397
Japan Excellent, Inc. (a)                                                                            3                  33,266
Japan Hotel and Resort, Inc. (a)                                                                     1                   5,936
Japan Prime Realty Investment Corp. (a)                                                              8                  35,102
Japan Real Estate Investment Corp. (a)                                                               5                  66,127
Japan Retail Fund Investment Corp. (a)                                                               5                  49,159
Kenedix Realty Investment Corp. (a)                                                                  3                  23,323
Mitsui Fudosan Co. Ltd. (a)                                                                     12,000                 350,102
MORI HILLS REIT INVESTMENT CORP.                                                                     1                  10,248
MORI TRUST Sogo Reit, Inc. (a)                                                                       2                  26,122
New City Residence Investment Corp. (a)                                                              2                  11,739
Nippon Building Fund, Inc. (a)                                                                       7                 115,647
Nippon Commerical Investment Corp. (a)                                                               3                  16,411
Nippon Residential Investment Corp. (a)                                                              3                  19,959
Nomura Real Estate Office Fund, Inc. (a)                                                             4                  51,188
NTT URBAN DEVELOPMENT CORP. (a)                                                                     15                  34,921
ORIX JREIT, Inc. (a)                                                                                 3                  27,916
Premier Investment Co. (a)                                                                           2                  16,913
Shoei Co. Ltd. (a)                                                                                 500                  14,301
SURUGA CORP. (a)                                                                                   400                   9,678
TOC Co. Ltd. (a)                                                                                 1,500                   9,898
TOKYU LAND CORP. (a)                                                                             6,000                  68,038
TOKYU REIT, Inc. (a)                                                                                 2                  21,680
Top REIT, Inc. (a)                                                                                   3                  22,400
United Urban Investment Corp. (a)                                                                    2                  16,751
ZEPHYR CO. LTD. (a)                                                                                  2                   4,680
                                                                                                           -------------------
                                                                                                                     1,182,665
                                                                                                           -------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.4%
KLCC Property Holdings Berhad (a)                                                                7,300     $             7,259
Naim Cendera Holdings Berhad (a)                                                                 1,400                   1,618
Selangor Properties Berhad (a)                                                                   1,600                   2,015
SP Setia Berhad (a)                                                                              9,500                  21,156
Starhill Real Estate Investment Trust (a)                                                        5,900                   1,626
Sunway City Berhad (a)                                                                           4,000                   4,394
                                                                                                           -------------------
                                                                                                                        38,068
                                                                                                           -------------------
NETHERLANDS - 2.6%
Corio NV (a)                                                                                       887                  80,521
Eurocommerical Properties NV (a)                                                                   378                  22,171
Rodamco Europe NV (a)                                                                            1,087                 151,065
VastNed Retail NV (a)                                                                              235                  23,881
                                                                                                           -------------------
                                                                                                                       277,638
                                                                                                           -------------------
NEW ZEALAND - 0.3%
AMP NZ Office Trust (a)                                                                          5,395                   5,433
ING Property Trust (a)                                                                           6,297                   6,072
Kiwi Income Property Trust (a)                                                                   8,217                   9,691
Macquarie Goodman Property Trust (a)                                                             7,817                   8,939
                                                                                                           -------------------
                                                                                                                        30,135
                                                                                                           -------------------
PHILIPPINES - 0.3%
Ayala Land, Inc. (a)                                                                            57,000                  19,406
Robinsons Land Corp. (a)                                                                         1,900                     767
SM Prime Holdings, Inc. (a)                                                                     46,000                  10,934
                                                                                                           -------------------
                                                                                                                        31,107
                                                                                                           -------------------
POLAND - 0.3%
Echo Investment SA (a) (b)                                                                         285                  11,101
Globe Trade Centre SA (a) (b)                                                                    1,449                  25,451
                                                                                                           -------------------
                                                                                                                        36,552
                                                                                                           -------------------
SINGAPORE - 2.8%
Allco Commercial Real Estate Investment Trust (a)                                                4,000                   3,391
Ascendas Real Estate Investment Trust (A-REIT) (a)                                              12,000                  18,833
Cambridge Industrial Trust (a)                                                                   5,000                   2,693
Capitacommercial Trust (a)                                                                      11,000                  20,088
Capitaland Ltd. (a)                                                                             22,000                 115,584
CapitaMall Trust (a)                                                                            12,000                  29,645
Guocoland Ltd. (a)                                                                               8,000                  22,137
Macquarie MEAG Prime REIT                                                                        8,000                   6,322
Mapletree Logistics Trust (a)                                                                   12,000                  10,170

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 2.8% (CONTINUED)
Singapore Land Ltd. (a)                                                                          2,000     $            13,913
Suntec Real Estate Investment Trust (a)                                                         17,000                  22,147
United Industrial Corp. Ltd. (a)                                                                 8,000                  15,264
UOL Group Ltd. (a)                                                                               6,000                  20,137
                                                                                                           -------------------
                                                                                                                       300,324
                                                                                                           -------------------
SOUTH AFRICA - 0.3%
Allan Gray Property Trust (a)                                                                   12,857                  12,145
Capital Property Fund (a)                                                                        3,437                   2,533
Johnnic Holdings Ltd. (a) (b)                                                                    1,641                   2,602
SA Corporate Real Estate Fund (a) (b)                                                           18,254                  10,535
Sycom Property Fund (a)                                                                          1,925                   5,492
                                                                                                           -------------------
                                                                                                                        33,307
                                                                                                           -------------------
SPAIN - 0.4%
Fadesa Inmobiliaria SA (a)                                                                         278                  12,640
Metrovacesa SA                                                                                     255                  30,024
                                                                                                           -------------------
                                                                                                                        42,664
                                                                                                           -------------------
SWEDEN - 0.8%
Castellum AB (a)                                                                                 2,000                  28,752
Fabege AB (a)                                                                                      900                  22,491
Fabege AB Redemption Rights (b)                                                                    900                       -
Kungsleden AB (a)                                                                                1,710                  30,618
                                                                                                           -------------------
                                                                                                                        81,861
                                                                                                           -------------------
SWITZERLAND - 0.5%
PSP Swiss Property AG (a)                                                                          587                  35,620
Swiss Prime Site AG (a)                                                                            245                  15,079
                                                                                                           -------------------
                                                                                                                        50,699
                                                                                                           -------------------
UNITED KINGDOM - 9.5%
British Land Co. plc (a)                                                                         6,767                 203,311
Brixton plc (a)                                                                                  3,041                  30,390
Capital & Regional plc (a)                                                                         823                  24,870
Derwent London plc (a)                                                                           1,266                  53,972
Grainger plc (a)                                                                                 1,496                  18,946
Great Portland Estates plc (a)                                                                   2,035                  31,008
Hammerson plc (a)                                                                                3,751                 127,902
Land Securities Group plc (a)                                                                    5,741                 241,823
Liberty International plc (a)                                                                    4,003                  98,129
Minerva plc (a) (b)                                                                              2,283                  17,122
Quintain Estates & Development plc (a)                                                           1,623                  28,515
Shaftesbury plc (a)                                                                              1,657                  24,651
Slough Estates plc (a)                                                                           5,822                  89,616
Workspace Group plc (a)                                                                          2,067                  20,470
                                                                                                           -------------------
                                                                                                                     1,010,725
                                                                                                           -------------------

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 41.2%
Acadia Realty Trust                                                                                500     $            13,035
Affordable Residential Communities, Inc. (b)                                                       700                   8,491
Alexandria Real Estate Equities, Inc.                                                              400                  40,148
AMB Property Corp.                                                                               1,300                  76,427
American Campus Communities, Inc.                                                                  300                   9,087
American Financial Realty Trust                                                                  1,700                  17,136
Apartment Investment & Management Co.                                                            1,300                  74,997
Archstone-Smith Trust                                                                            2,900                 157,412
Ashford Hospitality Trust                                                                          900                  10,746
Associated Estates Realty Corp.                                                                    200                   2,818
AvalonBay Communities, Inc.                                                                      1,100                 143,000
BioMed Realty Trust, Inc.                                                                          800                  21,040
Boston Properties, Inc.                                                                          1,600                 187,840
Brandywine Realty Trust                                                                          1,200                  40,092
BRE Properties, Inc.                                                                               700                  44,205
Brookfield Properties Corp.                                                                      1,743                  70,243
Camden Property Trust                                                                              800                  56,248
CBL & Associates Properties, Inc.                                                                  900                  40,356
Cedar Shopping Centers, Inc.                                                                       500                   8,100
Colonial Properties Trust                                                                          600                  27,402
Corporate Office Properties Trust                                                                  600                  27,408
Cousins Properties, Inc.                                                                           500                  16,430
Crescent Real Estate Equities Co.                                                                1,200                  24,072
DCT Industrial Trust, Inc.                                                                       2,114                  25,008
Developers Diversified Realty Corp.                                                              1,500                  94,350
DiamondRock Hospitality Co.                                                                      1,100                  20,900
Digital Realty Trust, Inc.                                                                         700                  27,930
Douglas Emmett, Inc.                                                                               900                  22,977
Duke Realty Corp.                                                                                1,800                  78,246
EastGroup Properties, Inc.                                                                         300                  15,309
Education Realty Trust, Inc.                                                                       300                   4,434
Equity Inns, Inc.                                                                                  800                  13,104
Equity Lifestyle Properties, Inc.                                                                  300                  16,203
Equity One, Inc.                                                                                   500                  13,250
Equity Residential                                                                               3,900                 188,097
Essex Property Trust, Inc.                                                                         300                  38,844
Extra Space Storage, Inc.                                                                          800                  15,152
Federal Realty Investment Trust                                                                    700                  63,434
FelCor Lodging Trust, Inc.                                                                         800                  20,776
First Industrial Realty Trust, Inc.                                                                600                  27,180
First Potomac Realty Trust                                                                         300                   8,571
General Growth Properties, Inc.                                                                  3,000                 193,710

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 41.2% (CONTINUED)
Glimcher Realty Trust                                                                              600     $            16,212
GMH Communities Trust                                                                              400                   3,996
Hersha Hospitality Trust                                                                           300                   3,534
Highland Hospitality Corp.                                                                         700                  12,460
Highwoods Properties, Inc.                                                                         700                  27,643
Home Properties, Inc.                                                                              400                  21,124
Hospitality Properties Trust                                                                     1,300                  60,840
Host Hotels & Resorts, Inc.                                                                      7,000                 184,170
HRPT Properties Trust                                                                            2,800                  34,440
Inland Real Estate Corp.                                                                           800                  14,672
Innkeepers USA Trust                                                                               500                   8,140
Kilroy Realty Corp.                                                                                400                  29,500
Kimco Realty Corp.                                                                               2,900                 141,346
Kite Realty Group Trust                                                                            300                   5,985
LaSalle Hotel Properties                                                                           500                  23,180
Liberty Property Trust                                                                           1,200                  58,464
Macerich Co. (The)                                                                               1,000                  92,360
Mack-Cali Realty Corp.                                                                           1,000                  47,630
Maguire Properties, Inc.                                                                           500                  17,780
Mid-America Apartment Communities, Inc.                                                            300                  16,878
Mills Corp. (The)                                                                                  700                  17,668
New Plan Excel Realty Trust                                                                      1,400                  46,242
Parkway Properties, Inc.                                                                           200                  10,450
Pennsylvania Real Estate Investment Trust                                                          500                  22,165
Post Properties, Inc.                                                                              600                  27,438
ProLogis                                                                                         3,300                 214,269
PS Business Parks, Inc.                                                                            200                  14,104
Public Storage, Inc.                                                                             1,700                 160,939
Ramco-Gershenson Properties Trust                                                                  200                   7,142
Regency Centers Corp.                                                                            1,000                  83,550
Saul Centers, Inc.                                                                                 200                  11,380
Simon Property Group, Inc.                                                                       3,000                 333,750
SL Green Realty Corp.                                                                              800                 109,744
Sovran Self Storage, Inc.                                                                          300                  16,623
Strategic Hotels & Resorts, Inc.                                                                 1,000                  22,870
Sun Communities, Inc.                                                                              200                   6,204
Sunstone Hotel Investors, Inc.                                                                     700                  19,082
Tanger Factory Outlet Centers, Inc.                                                                400                  16,156
Taubman Centers, Inc.                                                                              700                  40,593
TravelCenters of America LLC (b)                                                                    30                   1,153
U-Store-It Trust                                                                                   600                  12,072
UDR, Inc.                                                                                        1,800                  55,116

WELLS DOW JONES WILSHIRE GLOBAL RESI INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)

==============================================================================================================================
COMMON STOCKS - 94.5% (CONTINUED)                                                           SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 41.2% (CONTINUED)
Vornado Realty Trust                                                                             1,900     $           226,746
Washington Real Estate Investment Trust                                                            600                  22,452
Weingarten Realty Investors                                                                      1,100                  52,316
Winston Hotels, Inc. (b)                                                                           300                   4,509
                                                                                                           -------------------
                                                                                                                     4,379,295
                                                                                                           -------------------

TOTAL COMMON STOCKS (Cost $9,957,739)                                                                      $        10,047,710
                                                                                                           -------------------

==============================================================================================================================
CASH EQUIVALENTS - 4.0%                                                                     Shares                Value
------------------------------------------------------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class A
(Cost $422,528)                                                                                422,528     $           422,528
                                                                                                           -------------------
TOTAL INVESTMENT SECURITIES - 98.5% (Cost $10,380,267)                                                     $        10,470,238

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%                                                                           164,496
                                                                                                           -------------------

NET ASSETS - 100.0%                                                                                        $        10,634,734
                                                                                                           ===================

(a) Fair value priced (Note 1). Fair valued securities totaled $5,158,119 at March 31, 2007, representing 48.5% of net assets.

(b)   Non-income producing security.

     See accompanying notes to portfolio of investments.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

1. SECURITIES VALUATION

The portfolio securities of the Wells S&P REIT Index Fund and the Wells Dow Jones Wilshire Global RESI Index Fund (the "Global Fund") are valued as of the close of the regular session of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern time) as follows: (1) securities which are traded on stock exchanges are valued at their last reported sale price as of the regular session of trading on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (2) securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price, (3) securities traded in the over-the-counter market are valued at their last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued, (4) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and (5) securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Because the value of foreign securities may be materially affected by events occurring before the Global Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of the Global Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate the Global Fund's NAV may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U. S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) will be valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

WELLS FAMILY OF REAL ESTATE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2007:

                                                           Wells Dow Jones
                                        Wells S&P REIT     Wilshire Global
                                          Index Fund       RESI Index Fund
                                        --------------     ---------------

      Cost of portfolio investments     $ 301,965,489       $  10,382,395
                                        =============       =============

      Gross unrealized appreciation     $ 140,388,126       $     321,175
      Gross unrealized depreciation        (3,536,850)           (233,332)
                                        -------------       -------------

      Net unrealized appreciation       $ 136,851,276       $      87,843
                                        =============       =============

The difference between the federal income tax cost of portfolio investments and the cost as stated on the Portfolio of Investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Leo F. Wells III
                          ------------------------------------------------------
                          Leo F. Wells III, President

Date May 24, 2007
     --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Leo F. Wells III
                          ------------------------------------------------------
                          Leo F. Wells III, President

Date May 24, 2007
     --------------------------

By (Signature and Title)* /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer

Date May 24, 2007
     --------------------------

* Print the name and title of each signing officer under his or her signature.